OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Securities - FVTPL	$238	$174
Derivative assets	38	48
Securities - FVTOCI	150	150
Restricted cash	133	153
Inventory	301	216
Other	218	157
Total other non-current assets	$1,078	$898